NON-CONTROLLING INTERESTS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	$ 1,291		Rp 17,428		Rp 18,140
Non-controlling interests	$ 602	Rp 8,469	8,642	Rp 9,034
Total non-controlling interest in subsidiaries
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries			17,428		18,140
Non-controlling interests		8,838	8,792	8,909
Telkomsel
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries			16,962		17,710
Non-controlling interests		8,849	8,895	8,899
GSD
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries			229		233
Non-controlling interests		(13)	(42)	(8)
Metra
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries			130		83
Non-controlling interests		(2)	(56)	11
TII
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries			107		Rp 114
Non-controlling interests		Rp 4	Rp (5)	Rp 7